SHARE CAPITAL (Details 5) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 1,998,000	$ 958,000
Share-based payments	2,892,000	1,400,000
Mineral Properties [Member]
Statement [Line Items]
Statements of Financial Position: share-based payments	894,000	442,000
General and Administration
Statement [Line Items]
Statements of Net Loss: share-based payments	1,235,000	500,000
Exploration and Evaluation
Statement [Line Items]
Statements of Net Loss: share-based payments	312,000	148,000
Investor Relations and Marketing
Statement [Line Items]
Statements of Net Loss: share-based payments	265,000	144,000
Corporate Development and Due Diligence
Statement [Line Items]
Statements of Net Loss: share-based payments	$ 186,000	$ 166,000